SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Fair value of liabilities on a recurring basis
Fair Value measurement using Level 3

Fair Value at December 31, 2016	$1,191,357
Long term debt added during 2017	1,840,000
Principal reductions during 2017	(160,334)
Adjustment to fair value	—
Balance at December 31, 2017	$2,871,023
Long term debt additions during 2018	90,000
Principal reductions during 2018	(2,651,179)
Adjustment to fair value	—
Balance at December 31, 2018	$309,844